FINANCING RECEIVABLE - Past-due aging of financing receivable (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Past Due [Line Items]
Total past due	$ 8,450	$ 9,843
Current		8
Total financing receivable	8,450	9,851
Used car financing
Financing Receivable, Past Due [Line Items]
Total past due	8,445	9,838
Current		8
Total financing receivable	8,445	9,846
Other financing
Financing Receivable, Past Due [Line Items]
Total past due	5	5
Total financing receivable	5	5
Over 90 days past-due aging
Financing Receivable, Past Due [Line Items]
Total past due	8,450	9,843
Over 90 days past-due aging | Used car financing
Financing Receivable, Past Due [Line Items]
Total past due	8,445	9,838
Over 90 days past-due aging | Other financing
Financing Receivable, Past Due [Line Items]
Total past due	$ 5	$ 5